Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2021

AEA-QTLY-0321
1.813062.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	347,682	$3
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	2,172,000	6,807,416
Cayman Islands - 28.1%
Akeso, Inc. (c)	1,453,000	10,138,626
Alibaba Group Holding Ltd. (a)	1,670,700	53,018,876
Alibaba Group Holding Ltd. sponsored ADR (a)	253,900	64,447,437
Archosaur Games, Inc. (a)(c)	2,980,000	7,763,970
BC Technology Group Ltd. (a)	1,517,500	2,544,417
Bilibili, Inc. ADR (a)(d)	647,700	73,766,553
China Literature Ltd. (a)(c)(d)	370,000	3,531,422
CMGE Technology Group Ltd.	11,380,000	4,696,869
Frontage Holdings Corp. (a)(c)(d)	7,134,000	5,134,327
Hua Medicine (a)(c)	1,949,500	1,392,994
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	220,000	3,117,400
Innovent Biologics, Inc. (a)(c)	538,500	6,153,690
Jacobio Pharmaceuticals Group Co. Ltd. (c)	747,000	1,931,751
JOYY, Inc. ADR	35,800	3,295,032
Kangji Medical Holdings Ltd. (d)	964,500	1,420,642
KE Holdings, Inc. ADR (a)	29,200	1,725,720
Kuaishou Technology (a)	26,000	385,645
Li Ning Co. Ltd.	673,000	4,214,252
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	51,000	8,542,500
Pinduoduo, Inc. ADR (a)	218,000	36,124,780
Pop Mart International Group Ltd. (c)	436,800	4,168,987
RLX Technology, Inc. ADR (d)	179,800	4,045,500
Sunny Optical Technology Group Co. Ltd.	219,200	5,773,145
TAL Education Group ADR (a)	115,600	8,887,328
Tencent Holdings Ltd.	533,735	47,557,555
Wuxi Biologics (Cayman), Inc. (a)(c)	624,000	8,737,201
Zai Lab Ltd. (a)	8,500	1,347,016
Zai Lab Ltd. ADR (a)	56,916	9,110,544

TOTAL CAYMAN ISLANDS		382,974,179

China - 14.9%
Anhui Korrun Co. Ltd. (A Shares)	801,076	2,734,333
AVIC Jonhon OptronicTechnology Co. Ltd.	579,303	6,263,709
Bafang Electric Suzhou Co. Ltd. (A Shares)	38,900	1,258,489
Beijing Enlight Media Co. Ltd. (A Shares)	5,890,499	12,005,062
Beijing Shiji Information Technology Co. Ltd. (A Shares)	2,123,506	11,050,722
Beijing Sinohytec Co. Ltd. (A Shares)	310,000	15,351,095
China Jushi Co. Ltd. (A Shares)	1,016,000	3,561,196
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	461,300	4,040,479
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	879,269	4,992,932
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	246,708	6,424,713
Jiangxi Copper Co. Ltd. (A Shares)	1,996,333	5,851,334
Leader Harmonious Drive Systems Co. Ltd. (A Shares) (a)	336,889	7,391,091
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	769,767	16,342,018
Pharmaron Beijing Co. Ltd. (A Shares)	313,918	6,989,196
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	537,242	9,971,292
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	726,500	7,035,841
Shenzhen Inovance Technology Co. Ltd. (A Shares)	782,384	11,581,632
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	81,006	5,650,855
Sungrow Power Supply Co. Ltd. (A Shares)	809,300	13,195,074
TravelSky Technology Ltd. (H Shares)	1,161,000	2,593,560
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	148,000	1,488,924
Weichai Power Co. Ltd. (A Shares)	4,505,400	14,817,651
Weihai Guangwei Composites Co. Ltd. (A Shares)	511,928	7,065,964
WuXi AppTec Co. Ltd. (H Shares) (c)	431,100	10,286,461
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	14,505,800	15,594,116

TOTAL CHINA		203,537,739

France - 0.3%
Ubisoft Entertainment SA (a)	43,300	4,329,849
Germany - 1.8%
Delivery Hero AG (a)(c)	108,200	16,478,917
Shop Apotheke Europe NV (a)(c)	36,100	8,437,643

TOTAL GERMANY		24,916,560

Hong Kong - 1.0%
AIA Group Ltd.	761,150	9,176,999
Antengene Corp. (c)	995,000	2,453,732
Antengene Corp.	468,200	1,039,149
Antengene Corp.	731,688	1,623,950

TOTAL HONG KONG		14,293,830

India - 10.8%
Asian Paints Ltd.	105,900	3,499,017
Aster DM Healthcare Ltd. (a)(c)	516,499	1,123,240
Bajaj Finance Ltd.	113,800	7,394,891
Burger King India Ltd.	22,862	43,176
Computer Age Management Services Private Ltd. (a)	406,242	9,906,540
Dixon Technologies India Ltd. (a)	23,400	4,537,243
HDFC Asset Management Co. Ltd. (c)	330,760	13,058,574
HDFC Bank Ltd. (a)	639,887	12,228,097
HDFC Bank Ltd. sponsored ADR (a)	62,700	4,520,670
HDFC Standard Life Insurance Co. Ltd. (a)(c)	1,892,175	17,606,369
Indian Energy Exchange Ltd. (c)	666,000	2,250,926
Kotak Mahindra Bank Ltd. (a)	186,495	4,384,527
Mindspace Business Parks	78,600	356,699
Oberoi Realty Ltd. (a)	249,739	1,806,203
Page Industries Ltd.	10,600	3,953,708
Reliance Industries Ltd.	2,145,796	54,247,172
Reliance Industries Ltd.	34,566	458,951
TCNS Clothing Co. Ltd. (a)(c)	280,889	1,539,184
Titan Co. Ltd.	234,100	4,563,440

TOTAL INDIA		147,478,627

Indonesia - 1.0%
PT Bank Central Asia Tbk	2,825,323	6,806,551
PT Bank Rakyat Indonesia Tbk	21,872,545	6,516,553

TOTAL INDONESIA		13,323,104

Japan - 7.0%
BASE, Inc. (a)(d)	92,900	9,516,607
Capcom Co. Ltd.	108,800	6,845,119
Freee KK (a)(d)	136,900	11,632,154
Hennge K.K. (a)(d)	191,200	15,077,684
Iriso Electronics Co. Ltd.	77,400	3,521,037
Lifenet Insurance Co. (a)	477,900	6,515,263
Money Forward, Inc. (a)	296,600	12,176,047
Rakus Co. Ltd.	421,000	7,636,641
Uzabase, Inc. (a)	277,500	9,669,913
Yume No Machi Souzou Iinkai Co. Ltd. (a)(d)	233,400	6,016,325
Z Holdings Corp.	1,078,200	6,694,938

TOTAL JAPAN		95,301,728

Korea (South) - 10.7%
ASTORY Co. Ltd. (a)	139,700	5,108,889
Doosan Fuel Cell Co. Ltd. (a)	194,780	9,700,772
Kakao Corp.	24,376	9,611,867
LG Chemical Ltd.	15,193	12,457,176
Samsung Electronics Co. Ltd.	844,426	61,913,046
Samsung SDI Co. Ltd.	18,920	12,417,207
SK Hynix, Inc.	256,374	28,081,273
Studio Dragon Corp. (a)	78,100	6,906,437

TOTAL KOREA (SOUTH)		146,196,667

Luxembourg - 0.1%
InPost SA	62,200	1,494,560
Mauritius - 1.4%
MakeMyTrip Ltd. (a)	657,040	18,745,351
Netherlands - 0.7%
ASML Holding NV (Netherlands)	8,945	4,775,324
NXP Semiconductors NV	26,200	4,204,314

TOTAL NETHERLANDS		8,979,638

Poland - 1.0%
CD Projekt RED SA (a)(d)	160,875	13,119,238
Switzerland - 0.9%
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	123,060	40,064
Series A	61,530	5,725,070
Dufry AG (a)	126,877	6,848,438

TOTAL SWITZERLAND		12,613,572

Taiwan - 8.1%
eMemory Technology, Inc.	207,000	5,084,288
Taiwan Semiconductor Manufacturing Co. Ltd.	3,973,393	83,945,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	178,200	21,654,864

TOTAL TAIWAN		110,684,952

Thailand - 0.7%
Home Product Center PCL (For. Reg.)	6,979,067	3,194,561
Thai Beverage PCL	10,444,693	6,486,654

TOTAL THAILAND		9,681,215

United States of America - 6.2%
Advanced Micro Devices, Inc. (a)	79,000	6,765,560
Affirm Holdings, Inc.	3,000	298,770
ANSYS, Inc. (a)	20,700	7,335,459
Array Technologies, Inc.	173,400	7,067,784
Aspen Technology, Inc. (a)	50,600	6,775,340
Lam Research Corp.	9,683	4,686,088
Micron Technology, Inc. (a)	293,800	22,995,726
New Frontier Health Corp. (a)(d)	242,700	2,070,231
NVIDIA Corp.	10,400	5,403,736
ON Semiconductor Corp. (a)	218,300	7,529,167
PTC, Inc. (a)	97,600	12,972,016
Qualtrics International, Inc.	13,200	580,800

TOTAL UNITED STATES OF AMERICA		84,480,677

Vietnam - 0.1%
Vietnam Dairy Products Corp.	428,640	1,911,762
TOTAL COMMON STOCKS
(Cost $847,722,043)		1,300,870,667

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(e)	11,980	1,312,699
dMed Biopharmaceutical Co. Ltd. (Class C) (b)(e)	65,318	927,721
		2,240,420
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	164,440	10,748,097
TOTAL PREFERRED STOCKS
(Cost $8,028,384)		12,988,517

Money Market Funds - 11.4%
Fidelity Cash Central Fund 0.09% (f)	55,220,649	55,231,693
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	100,497,881	100,507,931
TOTAL MONEY MARKET FUNDS
(Cost $155,739,624)		155,739,624
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $1,011,490,051)		1,469,598,808
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(104,474,474)
NET ASSETS - 100%		$1,365,124,334

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,676,938 or 9.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,240,420 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,312,699
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$927,721

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,469
Fidelity Securities Lending Cash Central Fund	178,438
Total	$184,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.